Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases
2024	$ 42
Imputed interest	1
Present value of lease liabilities	$ 41	$ 216